SHORT-TERM BANK LOANS AND CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK LOANS AND CURRENT MATURITIES [Abstract]
Schedule of Short-Term Bank Loans and Current Maturities
	Weighted interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS	6.70	$929	$3,904
	$4.8	4,937	2,932
Euro	4.67	93	-

		5,959	6,836
Current maturities	4.97	424	660

		$6,383	$7,496